CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Class A warrants
Number of warrants exercised	4,156,000
Pre-funded warrants
Number of warrants exercised	2,500,000
Common Stock Per Share $0.5 And Class Warrant
Common stock dividends per share declared | $ / shares	$ 0.5
Common Stock Per Share $0.1 And Class Warrant
Common stock dividends per share declared | $ / shares	$ 0.1
Underwritten Primary Offering | Class A warrants
Warrants issued during period	628,751
Over-Allotment Option | Class A warrants
Warrants issued during period	2,430,000
Common Stock | Underwritten Primary Offering
Units issued during period	15,571,429
Common Stock | Over-Allotment Option
Share issued during the period	128,142